Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue

19. Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Gold
Sales revenue	$-	$4,027
Derivative pricing adjustments	-	-
	-	4,027
Silver
Sales revenue	$37,084	$27,438
Derivative pricing adjustments	758	(267)
	37,842	27,171
Zinc
Sales revenue	$59,262	$5,973
Derivative pricing adjustments	1,280	96.00
	60,542	6,069
Lead
Sales revenue	$29,731	$20,617
Derivative pricing adjustments	(164)	169
	29,567	20,786
Other by-products
Sales revenue	$995	$190
Derivative pricing adjustments	220	(46)
	1,215	144

Total sales revenue	$127,072	$58,245
Total derivative pricing adjustments	2,094	(48)
Gross revenue	$129,166	$58,197
Proceeds before intended use	-	247
Treatment and selling costs	(44,150)	(13,393)
	$85,016	$45,051

The amount of gold sales revenue recognized from deferred revenue (see Note 9) was nil during the year ended December 31, 2022 (2021: $4.0 million).

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 24).

Proceeds before intended use represents gold and silver sales revenue recognized from the Relief Canyon Mine prior to its declaration of commercial production during fiscal 2021 (see Note 5).